Banking Loans (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Banking Loans [Abstract]
Outstanding banking loans	¥ 30.0	$ 4.3	¥ 15.0